General Information (Details)	Jun. 30, 2026 ₪ / shares	Jun. 05, 2026 $ / shares	May 12, 2026 $ / shares	Dec. 31, 2025 ₪ / shares
General Information [Abstract]
Ordinary shares, par value | ₪ / shares	₪ 6			₪ 6
Bid price per share | $ / shares		$ 1	$ 1
Consecutive business days			30 days